Debt - Schedule of Financial Covenant Ratio (Details) - Senior Notes [Member]	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Maximum [Member]
Debt Instrument [Line Items]
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes		3.50%	3.50%	4.00%
Ratio of Asset Coverage, as defined in the Senior Notes		1.00%	1.00%	1.00%
Maximum [Member] | Forecast
Debt Instrument [Line Items]
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	3.25%
Ratio of Asset Coverage, as defined in the Senior Notes	1.10%
Minimum [Member]
Debt Instrument [Line Items]
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes		1.00%	1.00%	1.00%
Ratio of Asset Coverage, as defined in the Senior Notes		1.00%	1.00%	1.00%
Minimum [Member] | Forecast
Debt Instrument [Line Items]
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	1.00%
Ratio of Asset Coverage, as defined in the Senior Notes	1.00%